UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   --------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                      -------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                  JUNE 30, 2004


[GRAPHIC OMITTED]
                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER
                                     GLOBAL

                                    TEMPLETON
                           GLOBAL OPPORTUNITIES TRUST

Want to receive this document FASTER via email?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

[GRAPHIC OMITTED]
[LOGO OMITTED]

FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments
Gain From Our Perspective


SPECIALIZED EXPERTISE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.




 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
                               [GRAPHIC OMITTED]

Not part of the semiannual report

                              Contents


SHAREHOLDER LETTER ........................  1

SEMIANNUAL REPORT

Templeton Global Opportunities Trust ......  3

Performance Summary .......................  6

Financial Highlights and
Statement of Investments ..................  8

Financial Statements ...................... 16

Notes to Financial Statements ............. 19

Proxy Voting Policies and Procedures ...... 26

Semiannual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.



We are pleased to bring you Templeton Global Opportunities Trust's semiannual report for the period ended June 30, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Opportunities Trust - Class A posted a 4.07% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index (Index), which posted a 3.57% total return for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.


ECONOMIC AND MARKET OVERVIEW

Exports, employment and manufacturing data suggested that the global economy expanded in the first half of 2004, led by the U.S. and China, albeit possibly at a slower pace than in 2003. As of June 30, 2004, Chinese authorities' intervention appeared effective in slowing its gross domestic product (GDP) growth. Officials there targeted a growth rate of 7% for 2004, after China's GDP grew 9.1% in 2003. 2 The slowdown was widely anticipated, as was the ripple effect on export-oriented economies in Asia, Europe and Latin America that had benefited from China's dramatic growth. Counteracting China's perceived slowdown, domestic demand increased in countries such as Japan and France, and there was some indication that this could soon be the case in Italy and Germany. For example, recent consumer confidence surveys in Germany, Europe's largest economy, indicated improvement in spending plans, income expectations and economic outlook. This


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

[BAR CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Europe                              40.4%
Asia                                27.8%
North America                       23.8%
Australia & New Zealand             3.4%
Latin America                       1.7%
Middle East & Africa                0.5%
Short-Term Investments
& Other Net Assets                  2.4%

---------------
1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
2. Source: South China Morning Post, 5/1/04.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                           Semiannual Report | 3
reflected, in part, a decline in oil prices from record levels earlier in the year and modest job creation that maintained the unemployment rate at 10.5% in June. 3 Improving Europe's consumer demand was relevant to economic growth because consumer spending accounted for about two-thirds of the euro zone's $8.5 trillion economy. 4

In early 2004, investors extended the rally in global equity markets that had begun in March 2003. Adequate liquidity, reasonably solid economic growth and higher corporate earnings remained pillars for the extended rally. However, investor focus shifted to potential problem areas of inflation, terrorism, China's slowing economy and rising global interest rates. These factors hindered global equity market performance, particularly in the second quarter when local stock market indexes in China, Russia, Taiwan, South Korea and Brazil delivered double-digit declines. Asian stock markets were weak due to China. Russian markets reacted to what some investors considered political interference in the markets following the troubles of oil company Yukos. Debt-burdened Brazil faced the double hurdles of decreased demand from Asia and higher interest rates. However, the returns of these few markets were hardly typical.

Most stock market indexes traded nervously in the first half of 2004, but overall did not move significantly in either direction. Excluding the Nikkei 225 Stock Average, which rose 9.27% in U.S. dollar terms for the six months ended June 30, 2004, most major indexes delivered relatively flat returns. 5


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.


MANAGER'S DISCUSSION

As we consistently applied our investment strategy throughout the six months under review, several factors positively impacted the Fund's performance. For example, our stock selection in the industrials sector proved beneficial to the


TOP 10 COUNTRIES
Based on Equity Securities as of 6/30/04


                           % OF TOTAL
                           NET ASSETS
                           -----------
  U.S.                          19.4%
  U.K.                          12.4%
  China                          8.2%
  Japan                          7.6%
  Germany                        6.1%
  South Korea                    5.9%
  France                         5.8%
  Netherlands                    5.0%
  Switzerland                    3.8%
  Spain                          3.4%

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 6/30/04


                           % OF TOTAL
                           NET ASSETS
                           ----------
  Pharmaceuticals                9.6%
  Oil & GAS                      8.2%
  Commercial Banks               7.4%
  Diversified
    Telecommunication Services   6.8%
  Insurance                      6.7%
  Electric Utilities             5.7%
  Health Care Providers
    & Services                   3.5%
  Aerospace & Defense            3.5%
  Food Products                  3.3%
  Software                       3.2%

-----------

3. Source: Reuters, "German unemployment level falls," 7/6/04.
4. Sources: afxnews.com, "ECB'S Issing says euro zone recovery needs rebound in consumer spending," 4/23/04; en.icxo.com, "Sweden Riksbank to Lift Interest Rates," 6/21/04.
5. The Nikkei 225 Stock Average is a price-weighted index that measures the performance of 225 leading stocks traded on the Tokyo Stock Exchange.


4 |  Semiannual Report

Fund. 6 Specifically, the aerospace and defense industry turned in a strong performance during the period. Among our aerospace and defense holdings, BAE Systems shares appreciated due to a favorable defense spending trend, contract wins and cost-cutting efforts.

Although Germany's stock market remained flat since the beginning of the period, specific holdings such as E.ON performed well. Our significant overweighting in German shares -- 6.1% of total net assets at period-end compared with the Index's 2.8% -- also benefited the Fund. Additionally, a strong euro contributed to the Fund's performance during the period.

Despite positive results during the reporting period, there were some detractors to Fund performance. For example, consumer staples and Japanese shares, which outperformed the Index, contributed less to the Fund's return than to the Index's because of our relatively underweighted allocations. 7

On a stock-specific basis, one of the Fund's worst performers was PetroChina. PetroChina's share price fell from its peak at the start of the year due to rumors that BP might be selling its stake in the company. Based on our strategy, we deemed that PetroChina was still fundamentally sound. Additionally, the company provided a 4.5% dividend yield.

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.



[GRAPHIC OMITTED]

/s/ Guang Yang, CFA
----------------------
Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust



TOP 10 EQUITY HOLDINGS
6/30/04


COMPANY                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY              NET ASSETS
------------------------------------------------
Aventis SA                              2.0%
   PHARMACEUTICALS, FRANCE

BAE Systems PLC                         2.0%
   AEROSPACE & DEFENSE, U.K.

E.ON AG                                 1.9%
   ELECTRIC UTILITIES, GERMANY

Akzo Nobel NV                           1.8%
   CHEMICALS, NETHERLANDS

Shell Transport & Trading Co. PLC       1.7%
   OIL & GAS, U.K.

China Mobile (Hong Kong) Ltd.           1.6%
   WIRELESS TELECOMMUNICATION
   SERVICES, CHINA

Raytheon Co.                            1.5%
   AEROSPACE & DEFENSE, U.S.

China Resources Power Co. Ltd.,
Common & Restricted                     1.5%
   ELECTRIC UTILITIES, CHINA

ING Groep NV                            1.5%
   DIVERSIFIED FINANCIAL SERVICES,
   NETHERLANDS

Abbott Laboratories                     1.5%
   PHARMACEUTICALS, U.S.

----------
6. Industrials comprise aerospace and defense, air freight and logistics, airlines, electrical equipment, industrial conglomerates, machinery, marine, road and rail, and transportation infrastructure in the SOI.

7. Consumer staples comprise food and staples retailing, and food products in the SOI.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 5

Performance Summary as of 6/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           6/30/04         12/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.54            $14.35           $13.81
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0223
-----------------------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           6/30/04         12/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.48            $14.20           $13.72
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0217
-----------------------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           6/30/04         12/31/03
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.49            $14.15           $13.66
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/04-6/30/04)
-----------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0219
-----------------------------------------------------------------------------------------------------------------



PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.


-------------------------------------------------------------------------------------------------------------------
  CLASS A                                6-MONTH         1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                4.07%         28.71%          12.99%           102.95%
-------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2           -1.90%         21.27%           1.27%             6.70%
-------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,810        $12,127         $10,652           $19,133
-------------------------------------------------------------------------------------------------------------------
  CLASS B                                6-MONTH         1-YEAR          5-YEAR    INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                3.65%         27.75%           9.36%            20.30%
-------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2           -0.35%         23.75%           1.46%             3.27%
-------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3          $9,965        $12,375         $10,754           $11,933
-------------------------------------------------------------------------------------------------------------------
  CLASS C                                6-MONTH         1-YEAR          5-YEAR    INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                3.74%         27.70%           8.93%            78.21%
-------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2            2.74%         26.70%           1.73%             6.51%
-------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,274        $12,670         $10,893           $17,821
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



6 |  Semiannual Report

ENDNOTES


THE FUND INVESTS IN FOREIGN COMPANIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/92, these shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. these shares have higher annual fees and expenses than Class A shares.

-----------------
1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


                                                           Semiannual Report | 7

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED
                                                    JUNE 30, 2004                   YEAR ENDED DECEMBER 31,
CLASS A                                             (UNAUDITED)       2003         2002       2001        2000        1999
-------                                             -----------       ----         ----       ----        ----        ----
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............     $13.81         $10.20       $13.18     $14.63      $17.12      $14.63
                                                      ---------------------------------------------------------------------

Income from investment operations:
 Net investment income a ........................        .10            .11          .11        .18         .12         .25
 Net realized and unrealized gains (losses) .....        .46           3.62        (2.98)     (1.49)       (.63)       3.53
                                                      ---------------------------------------------------------------------
Total from investment operations ................        .56           3.73        (2.87)     (1.31)       (.51)       3.78
                                                      ---------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................       (.02)          (.12)        (.11)      (.09)       (.14)       (.34)
 Net realized gains .............................         --             --           --       (.05)      (1.84)       (.95)
                                                      ---------------------------------------------------------------------

Total distributions .............................       (.02)          (.12)        (.11)      (.14)      (1.98)      (1.29)
                                                      ---------------------------------------------------------------------
Redemption fee ..................................         --             -- c         --         --          --          --
                                                      ---------------------------------------------------------------------
Net asset value, end of period ..................     $14.35         $13.81       $10.20     $13.18      $14.63      $17.12
                                                      =====================================================================

Total return b ..................................      4.07%         36.74%     (21.79)%    (8.97)%     (3.16)%      27.17%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............   $359,893       $369,776     $304,913   $437,829    $548,290    $682,277
Ratios to average net assets:
 Expenses .......................................      1.44% d        1.50%        1.46%      1.41%       1.43%       1.42%
 Net investment income ..........................      1.49% d         .97%         .94%       .64%        .78%       1.61%
Portfolio turnover rate .........................      6.33%         21.47%       26.78%     15.18%      68.21%      48.46%

------------
A Based on average daily shares outstanding.
B Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
C Amount is less than $0.01 per share.
D Annualized.


8 |  Semiannual Report

Templeton Global Opportunities Trust

                                                  SIX MONTHS ENDED
                                                    JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS B                                             (UNAUDITED)       2003         2002       2001        2000        1999C
                                                  -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $13.72        $10.15        $13.11     $14.58      $17.04      $14.63
                                                       ---------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .................         .06           .02           .02       (.02)         -- d       .08
 Net realized and unrealized gains (losses) .....         .44          3.59         (2.95)     (1.38)       (.55)       3.58
                                                       ---------------------------------------------------------------------
Total from investment operations ................         .50          3.61         (2.93)     (1.40)       (.55)       3.66
                                                       ---------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................        (.02)         (.04)         (.03)      (.02)       (.07)       (.30)
 Net realized gains .............................          --            --            --       (.05)      (1.84)       (.95)
                                                       ---------------------------------------------------------------------
Total distributions .............................        (.02)         (.04)         (.03)      (.07)      (1.91)      (1.25)
                                                       ---------------------------------------------------------------------
Redemption fee ..................................          --           -- e           --         --          --          --
                                                       ---------------------------------------------------------------------
Net asset value, end of period ..................      $14.20        $13.72        $10.15     $13.11      $14.58      $17.04
                                                       =====================================================================

Total return b ..................................       3.65%        35.70%      (22.38)%    (9.62)%     (3.49)%      26.31%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $1,806        $1,215          $903       $986        $546        $346
Ratios to average net assets: ...................
 Expenses .......................................       2.19%f        2.24%         2.20%      2.15%       2.17%       2.20%
 Net investment income (loss) ...................        .74%f         .23%          .20%     (.15)%      (.02)%        .52%
Portfolio turnover rate .........................       6.33%        21.47%        26.78%     15.18%      68.21%      48.46%


----------------------
A Based on average daily shares outstanding.
B Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
C Effective date of Class B Shares was January 1, 1999.
D Actual net investment loss per share was ($.004).
E Amount is less than $0.01 per share.
F Annualized.

                                                           Semiannual Report | 9

Templeton Global Opportunities Trust

                                                  SIX MONTHS ENDED
                                                    JUNE 30, 2004                    YEAR ENDED DECEMBER 31,
CLASS C                                             (UNAUDITED)       2003         2002       2001        2000        1999
                                                  ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............     $13.66        $10.11       $13.02     $14.46      $16.96      $14.50
                                                      --------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a .................        .05           .02          .02       (.01)        .01         .13
 Net realized and unrealized gains (losses) .....        .46          3.56        (2.93)     (1.38)       (.62)       3.50
                                                      --------------------------------------------------------------------
Total from investment operations ................        .51          3.58        (2.91)     (1.39)       (.61)       3.63
                                                      --------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................       (.02)         (.03)          -- c       --        (.05)       (.22)
 Net realized gains .............................         --            --           --       (.05)      (1.84)       (.95)
                                                      --------------------------------------------------------------------
Total distributions .............................       (.02)         (.03)          --       (.05)      (1.89)      (1.17)
                                                      --------------------------------------------------------------------
Redemption fee ..................................         --            -- d         --         --          --          --
                                                      --------------------------------------------------------------------
Net asset value, end of period ..................     $14.15        $13.66       $10.11     $13.02      $14.46      $16.96
                                                      ====================================================================

Total return b ..................................      3.74%        35.58%      (22.33)%    (9.68)%     (3.83)%     26.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............    $17,375       $17,009      $14,117    $20,097     $25,067     $32,410
Ratios to average net assets:
 Expenses .......................................      2.19% e       2.25%        2.21%      2.15%       2.18%       2.16%
 Net investment income (loss) ...................       .74% e        .22%         .19%     (.11)%        .05%        .87%
Portfolio turnover rate .........................      6.33%        21.47%       26.78%     15.18%      68.21%      48.46%

--------------
A Based on average daily shares outstanding.
B Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
C Actual distribution from net investment income per share was ($.0031).
D Amount is less than $0.01 per share.
E Annualized.

10 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2004 (UNAUDITED)


                                                              INDUSTRY                       SHARES               VALUE
                                                              --------                       ------               -----
   COMMON STOCKS 97.1%
   AUSTRALIA 2.4%
   Alumina Ltd. ...........................                Metals & Mining                    583,600          $ 2,146,515
   Australia & New Zealand
    Banking Group Ltd. ....................               Commercial Banks                    160,560            2,044,552
   Australia & New Zealand
    Banking Group Ltd., 144A ..............               Commercial Banks                     29,192              371,728
   Mayne Group Ltd. .......................       Health Care Providers & Services          1,877,830            4,460,621
                                                                                                                ----------
                                                                                                                 9,023,416
                                                                                                                ----------
   BERMUDA 2.4%
   ACE Ltd. ...............................                   Insurance                        94,225            3,983,833
   XL Capital Ltd., A .....................                   Insurance                        69,790            5,266,353
                                                                                                                ----------
                                                                                                                 9,250,186
                                                                                                                ----------
   CANADA 1.4%
a  Celestica Inc. .........................      Electronic Equipment & Instruments           168,085            3,346,029
   Domtar Inc. ............................            Paper & Forest Products                161,300            2,070,463
                                                                                                                ----------
                                                                                                                 5,416,492
                                                                                                                ----------
   CHINA 8.2%
   BYD Co. Ltd., H ........................             Electrical Equipment                  478,000            1,412,587
a  China Life Insurance Co. Ltd. ..........                   Insurance                     2,671,000            1,575,245
   China Mobile (Hong Kong) Ltd. ..........      Wireless Telecommunication Services        1,973,500            5,971,256
   China Pharmaceutical
    Enterprise & Investment Corp. Ltd. ....                Pharmaceuticals                 18,128,000            4,996,949
a  China Resources Power Co. Ltd. .........              Electric Utilities                 8,344,000            4,706,992
a  China Resources Power Co. Ltd., 144A ...              Electric Utilities                 1,782,000            1,005,257
   PetroChina Co. Ltd., H                                     Oil & Gas                    10,296,000            4,752,122
a  PICC Property & Casualty Co. Ltd., 144A                    Insurance                       182,000               70,002
   TCL International Holdings Inc. ........              Household Durables                 5,668,000            1,762,212
   Weiqiao Textile Co. ....................        Textiles Apparel & Luxury Goods          2,234,500            3,280,215
   Weiqiao Textile Co., 144A ..............        Textiles Apparel & Luxury Goods          1,050,000            1,541,386
                                                                                                                ----------
                                                                                                                31,074,223
                                                                                                                ----------
   FRANCE 5.8%
   Aventis SA .............................                Pharmaceuticals                    100,640            7,597,620
   AXA SA .................................                   Insurance                        96,300            2,120,655
   Suez SA ................................      Multi-Utilities & Unregulated Power          235,860            4,909,864
   Total SA, B ............................                   Oil & Gas                        26,977            5,143,134
   Valeo SA ...............................                Auto Components                     53,688            2,237,191
                                                                                                                ----------
                                                                                                                22,008,464
                                                                                                                ----------
   GERMANY 6.1%
   Bayer AG, Br. ..........................                   Chemicals                       116,900            3,370,762
   Celesio AG .............................       Health Care Providers & Services             49,300            2,939,058
   Deutsche Post AG .......................            Air Freight & Logistics                131,260            2,829,836
   E.ON AG ................................              Electric Utilities                    97,880            7,049,866
   Merck KGAA .............................                Pharmaceuticals                     59,510            3,598,417
   Volkswagen AG ..........................                  Automobiles                       76,020            3,209,390
                                                                                                                ----------
                                                                                                                22,997,329
                                                                                                                ----------


                                                          Semiannual Report | 11

Templeton Global Opportunities Trust

                                                              INDUSTRY                       SHARES               VALUE
                                                              --------                       ------               -----
   COMMON STOCKS (CONT.)

   HONG KONG 2.3%
   Bank of East Asia Ltd. .................               Commercial Banks                     40,400           $  115,506
   Cheung Kong Holdings Ltd. ..............                  Real Estate                      512,000            3,774,456
   Chitaly Holding ........................              Household Durables                   208,000               93,336
a  CK Life Sciences International
    (Holdings) Inc. .......................                 Biotechnology                      19,800                3,706
   Dickson Concepts International Ltd. ....               Specialty Retail                    603,000              626,208
   Hutchison Whampoa Ltd., ADR ............           Industrial Conglomerates                 26,100              890,936
   MTR Corp. Ltd. .........................                  Road & Rail                      449,500              680,030
   Swire Pacific Ltd., A ..................                  Real Estate                      398,500            2,580,098
                                                                                                                ----------
                                                                                                                 8,764,276
                                                                                                                ----------
   INDIA .6%
   Satyam Computers Services Ltd. .........                  IT Services                      331,900            2,205,087
                                                                                                                ----------
   ISRAEL .5%
a  Check Point Software Technologies Ltd. .                   Software                         76,200            2,056,638
                                                                                                                ----------
   ITALY 1.7%
   Eni SpA ................................                   Oil & Gas                       184,151            3,656,448
   Telecom Italia SpA, di Risp ............    Diversified Telecommunication Services       1,278,998            2,824,306
                                                                                                                ----------
                                                                                                                 6,480,754
                                                                                                                ----------
   JAPAN 7.6%
   East Japan Railway Co. .................                  Road & Rail                          447            2,507,116
   Hitachi Ltd. ...........................      Electronic Equipment & Instruments           665,000            4,576,960
   Komatsu Ltd. ...........................                   Machinery                       526,000            3,186,418
   Kurita Water Industries Ltd. ...........                   Machinery                       209,000            2,863,539
   NEC Corp. ..............................            Computers & Peripherals                175,000            1,231,728
   Nintendo Co. Ltd. ......................                   Software                         33,200            3,848,967
   Nippon Telegraph & Telephone Corp. .....    Diversified Telecommunication Services             400            2,137,195
   Nomura Holdings Inc. ...................                Capital Markets                    324,000            4,795,491
   Sompo Japan Insurance Inc. .............                   Insurance                        44,000              449,617
   Sony Corp. .............................              Household Durables                    82,800            3,118,801
                                                                                                                ----------
                                                                                                                28,715,832
                                                                                                                ----------
   MEXICO 1.7%
   Kimberly Clark de Mexico SA de CV, A ...              Household Products                   445,600            1,213,200
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ......................    Diversified Telecommunication Services         155,520            5,174,151
                                                                                                                ----------
                                                                                                                 6,387,351
                                                                                                                ----------
   NETHERLANDS 5.0%
   Akzo Nobel NV ..........................                   Chemicals                       183,620            6,753,413
   ING Groep NV ...........................        Diversified Financial Services             238,440            5,627,895
   Koninklijke Philips Electronics NV .....              Household Durables                   163,503            4,402,226
   Royal Dutch Petroleum Co. ..............                   Oil & Gas                        41,000            2,104,048
                                                                                                                ----------
                                                                                                                18,887,582
                                                                                                                ----------


12 |  Semiannual Report

Templeton Global Opportunities Trust

                                                              INDUSTRY                       SHARES               VALUE
                                                              --------                       ------               -----
   COMMON STOCKS (CONT.)

   NEW ZEALAND 1.1%
   Carter Holt Harvey Ltd. ................            Paper & Forest Products              1,568,300          $ 2,061,613
   Fisher & Paykel Healthcare Corp. Ltd. ..       Health Care Equipment & Supplies            233,370            1,956,261
                                                                                                                ----------
                                                                                                                 4,017,874
                                                                                                                ----------
   SINGAPORE 1.0%
   DBS Group Holdings Ltd. ................               Commercial Banks                    451,000            3,770,443
                                                                                                                ----------
   SOUTH KOREA 5.9%
   Bank of Pusan ..........................               Commercial Banks                    351,400            1,946,309
   Daegu Bank Co. Ltd. ....................               Commercial Banks                    391,500            2,093,873
   Hana Bank ..............................               Commercial Banks                     66,540            1,405,085
a  Kookmin Bank ...........................               Commercial Banks                    100,070            3,109,055
   Korea Electric Power Corp. .............              Electric Utilities                   106,000            1,706,274
   Korea Electric Power Corp., ADR ........              Electric Utilities                   379,770            3,478,693
   KT Corp., ADR ..........................    Diversified Telecommunication Services         165,185            2,979,938
   Samsung Electronics Co. Ltd. ...........   Semiconductors & Semiconductor Equipment          8,630            3,562,536
   SK Telecom Co. Ltd., ADR ...............      Wireless Telecommunication Services           92,600            1,952,582
                                                                                                                ----------
                                                                                                                22,234,345
                                                                                                                ----------
   SPAIN 3.4%
   Iberdrola SA, Br. ......................              Electric Utilities                   180,936            3,819,352
   Repsol YPF SA ..........................                   Oil & Gas                       243,720            5,337,389
   Telefonica SA ..........................    Diversified Telecommunication Services         249,976            3,695,215
                                                                                                                ----------
                                                                                                                12,851,956
                                                                                                                ----------
   SWEDEN 2.1%
   Atlas Copco AB, A ......................                   Machinery                        89,400            3,317,067
   Nordea Bank  AB ........................               Commercial Banks                    400,900            2,887,159
   Securitas AB, B ........................        Commercial Services & Supplies             140,800            1,756,974
                                                                                                                ----------
                                                                                                                 7,961,200
                                                                                                                ----------
   SWITZERLAND 3.8%
   Lonza Group AG .........................                   Chemicals                        41,300            2,092,370
   Nestle SA ..............................                 Food Products                       8,740            2,330,853
   Swiss Reinsurance Co. ..................                   Insurance                        82,260            5,343,222
   UBS AG .................................                Capital Markets                     69,000            4,862,065
                                                                                                                ----------
                                                                                                                14,628,510
                                                                                                                ----------
   TAIWAN .5%
   Chunghwa Telecom Co. Ltd., ADR .........    Diversified Telecommunication Services         112,100            1,977,444
                                                                                                                ----------
   THAILAND 1.8%
a  Airports of Thailand PLC, 144A .........         Transportation Infrastructure           2,135,400            2,689,815
   Krung Thai Bank Public Co. Ltd., 144A ..               Commercial Banks                 15,000,000            4,035,710
                                                                                                                ----------
                                                                                                                 6,725,525
                                                                                                                ----------
   UNITED KINGDOM 12.4%
   Abbey National PLC .....................               Commercial Banks                    439,100            4,087,049
   BAE Systems PLC ........................              Aerospace & Defense                1,872,337            7,444,596
   BP PLC .................................                   Oil & Gas                       383,840            3,389,976
a  British Airways PLC ....................                   Airlines                        214,800            1,073,182
   Cable & Wireless PLC ...................    Diversified Telecommunication Services         705,230            1,659,417

                                                          Semiannual Report | 13

Templeton Global Opportunities Trust

                                                              INDUSTRY                       SHARES               VALUE
                                                              --------                       ------               -----
   COMMON STOCKS (CONT.)

   UNITED KINGDOM  (CONT.)
   Cadbury Schweppes PLC ..................                 Food Products                     225,600         $  1,946,415
   GlaxoSmithKline PLC ....................                Pharmaceuticals                     90,900            1,839,694
   HSBC Holdings PLC ......................               Commercial Banks                    156,800            2,362,112
   Marks & Spencer Group PLC ..............               Multiline Retail                    329,457            2,167,323
   National Grid Transco PLC ..............      Multi-Utilities & Unregulated Power          289,400            2,233,138
   Shell Transport & Trading Co. PLC ......                   Oil & Gas                       891,744            6,541,483
a  Shire Pharmaceuticals Group PLC ........                Pharmaceuticals                    511,978            4,470,592
   Smiths Group PLC .......................           Industrial Conglomerates                219,270            2,968,428
   Unilever PLC ...........................                 Food Products                     504,367            4,948,362
                                                                                                              ------------
                                                                                                                47,131,767
                                                                                                              ------------
   UNITED STATES 19.4%
   Abbott Laboratories ....................                Pharmaceuticals                    137,640            5,610,206
a  Agere Systems Inc., A ..................   Semiconductors & Semiconductor Equipment        200,790              461,817
   American International Group Inc. ......                   Insurance                        31,152            2,220,515
   AmerisourceBergen Corp. ................       Health Care Providers & Services             62,300            3,724,294
   AON Corp. ..............................                   Insurance                       152,920            4,353,632
   Applera Corp-Applied Biosystems Group ..       Health Care Equipment & Supplies             52,600            1,144,050
a  BMC Software Inc. ......................                   Software                        236,790            4,380,615
   Boise Cascade Corp. ....................               Specialty Retail                    127,100            4,784,044
   Bristol-Myers Squibb Co. ...............                Pharmaceuticals                    146,600            3,591,700
a  Cadence Design Systems Inc. ............                   Software                        133,000            1,945,790
   CIGNA Corp. ............................       Health Care Providers & Services             31,500            2,167,515
   Electronic Data Systems Corp. ..........                  IT Services                       61,000            1,168,150
a  Gartner Inc., B ........................                  IT Services                      236,509            3,048,601
a  Hospira Inc. ...........................       Health Care Equipment & Supplies             13,764              379,886
a  Invitrogen Corp. .......................                 Biotechnology                      46,680            3,360,493
a  King Pharmaceuticals Inc. ..............                Pharmaceuticals                     75,000              858,750
   Kraft Foods Inc., A ....................                 Food Products                     103,000            3,263,040
a  Kroger Co. .............................           Food & Staples Retailing                197,800            3,599,960
   Pfizer Inc. ............................                Pharmaceuticals                    115,484            3,958,792
   Raytheon Co. ...........................              Aerospace & Defense                  160,920            5,756,108
   SBC Communications Inc. ................    Diversified Telecommunication Services         217,490            5,274,133
   Target Corp. ...........................               Multiline Retail                     54,900            2,331,603
a  Time Warner Inc. .......................                     Media                         101,100            1,777,338
a  Toys R Us Inc. .........................               Specialty Retail                    166,700            2,655,531
a  VeriSign Inc. ..........................         Internet Software & Services               83,680            1,665,232
                                                                                                              ------------
                                                                                                                73,481,795
                                                                                                              ------------
   TOTAL COMMON STOCKS
    (COST $319,927,749) ...................                                                                    368,048,489
                                                                                                              ------------

14 |  Semiannual Report

Templeton Global Opportunities Trust

                                                              INDUSTRY                  PRINCIPAL AMOUNTC         VALUE
                                                              --------                  -----------------         -----
   CORPORATE BONDS .5%
   CAYMAN ISLANDS .5%
   Vale Overseas Ltd., 8.25%, 1/17/34 .....                Metals & Mining                 $2,000,000         $  1,750,000
                                                                                                              ------------
   FRANCE
   AXA SA, cvt., zero cpn., 12/21/04 ......                   Insurance                         6,018 EUR          134,428
                                                                                                              ------------
   TOTAL CORPORATE BONDS (COST $1,839,885)                                                                       1,884,428
                                                                                                              ------------

   REPURCHASE AGREEMENT (COST $9,715,000) 2.6%
   UNITED STATES 2.6%
b  Dresdner Bank AG, 1.18%, 7/01/04 (Maturity
    Value $9,715,318) Collateralized by U.S.
    Treasury Bills, Notes and Bonds, and
    U.S. Government Agency Securities .....                                                 9,715,000            9,715,000
                                                                                                              ------------

   TOTAL INVESTMENTS
    (COST $331,482,634) 100.2% ............                                                                    379,647,917
   OTHER ASSETS, LESS LIABILITIES (.2)% ...                                                                       (574,110)
                                                                                                              ------------
   NET ASSETS 100.0% ......................                                                                   $379,073,807
                                                                                                              ============

 CURRENCY ABBREVIATIONS: | EUR - Euro

--------------
a Non-income producing.
b See Note 1b regarding repurchase agreements.
c The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 15

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost ...............................................................   $ 331,482,634
                                                                         =============
  Value ..............................................................     379,647,917
 Cash ................................................................          37,424
 Foreign currency, at value (cost $6,831) ............................           6,900
 Receivables:
  Investment securities sold .........................................          55,688
  Capital shares sold ................................................          75,355
  Dividends and interest .............................................         754,023
                                                                         -------------
      Total assets ...................................................     380,577,307
                                                                         -------------
Liabilities:
 Payables:
  Capital shares redeemed ............................................         789,472
  Affiliates .........................................................         534,131
 Deferred tax liability (Note 1g) ....................................          93,712
 Other liabilities ...................................................          86,185
                                                                         -------------
      Total liabilities ..............................................       1,503,500
                                                                         -------------
        Net assets, at value .........................................   $ 379,073,807
                                                                         =============

Net assets consist of:
  Undistributed net investment income ................................   $   2,634,346
  Net unrealized appreciation (depreciation) .........................      48,086,584
  Accumulated net realized gain (loss) ...............................      (2,584,374)
  Capital shares .....................................................     330,937,251
                                                                         -------------
        Net assets, at value .........................................   $ 379,073,807
                                                                         =============
CLASS A:
 Net assets, at value ................................................   $ 359,892,900
                                                                         =============
 Shares outstanding ..................................................      25,076,877
                                                                         =============
 Net asset value per share a .........................................          $14.35
                                                                         =============
 Maximum offering price per share (net asset value per share / 94.25%)          $15.23
                                                                         =============
CLASS B:
 Net assets, at value ................................................   $   1,806,320
                                                                         =============
 Shares outstanding ..................................................         127,171
                                                                         =============
 Net asset value and maximum offering price per share a ..............          $14.20
                                                                         =============
CLASS C:
 Net assets, at value ................................................   $  17,374,587
                                                                         =============
 Shares outstanding ..................................................       1,227,964
                                                                         =============
 Net asset value and maximum offering price per share a ..............          $14.15
                                                                         =============

----------------
a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


16 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the six months ended June 30, 2004 (unaudited)

Investment income
 (net of foreign taxes of $635,079)
 Dividends ..............................................................   $  5,654,483
 Interest ...............................................................         38,668
                                                                            ------------
      Total investment income ...........................................      5,693,151
                                                                            ------------
Expenses:
 Management fees (Note 3) ...............................................      1,520,724
 Administrative fees (Note 3) ...........................................        276,783
 Distribution fees (Note 3)
  Class A ...............................................................        462,060
  Class B ...............................................................          7,961
  Class C ...............................................................         86,286
 Transfer agent fees (Note 3) ...........................................        335,800
 Custodian fees (Note 4) ................................................         62,543
 Reports to shareholders ................................................         19,600
 Registration and filing fees ...........................................         32,700
 Professional fees ......................................................         23,600
 Trustees' fees and expenses ............................................         38,100
 Other ..................................................................          4,600
                                                                            ------------
    Total expenses ......................................................      2,870,757
    Expense reductions (Note 4) .........................................            (25)
                                                                            ------------
    Net expenses ........................................................      2,870,732
                                                                            ------------
      Net investment income .............................................      2,822,419
                                                                            ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................     11,618,692
  Foreign currency transactions .........................................       (217,205)
                                                                            ------------
      Net realized gain (loss) ..........................................     11,401,487
                                                                            ------------
Net unrealized appreciation (depreciation) on:
  Investments ...........................................................      1,161,964
  Translation of assets and liabilities denominated in foreign currencies        (52,177)
  Deferred taxes (Note 1g) ..............................................        244,987
                                                                            ------------
      Net unrealized appreciation (depreciation) ........................      1,354,774
                                                                            ------------
Net realized and unrealized gain (loss) .................................     12,756,261
                                                                            ------------
Net increase (decrease) in net assets resulting from operations .........   $ 15,578,680
                                                                            ============

                     Semiannual Report | See notes to financial statements. | 17

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended June 30, 2004 (unaudited) and the year ended December 31, 2003


                                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                                      JUNE 30, 2004    DECEMBER 31, 2003
                                                                                    ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................    $   2,822,419     $   3,121,523
  Net realized gain (loss) from investments and foreign currency transactions ....       11,401,487        (4,684,293)
  Net unrealized appreciation (depreciation) on investments, translation
   of assets and liabilities denominated in foreign currencies, and deferred taxes        1,354,774       109,117,993
                                                                                      -------------------------------
      Net increase (decrease) in net assets resulting from operations ............       15,578,680       107,555,223
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................................................         (587,878)       (3,207,347)
   Class B .......................................................................           (2,306)           (3,325)
   Class C .......................................................................          (26,795)          (43,295)
                                                                                      -------------------------------
 Total distributions to shareholders .............................................         (616,979)       (3,253,967)
 Capital share transactions (Note 2):
  Class A ........................................................................      (24,202,716)      (34,670,540)
  Class B ........................................................................          551,264             1,722
  Class C ........................................................................         (236,385)       (1,566,127)
                                                                                      -------------------------------
 Total capital share transactions ................................................      (23,887,837)      (36,234,945)
 Redemption fees (Note 1i) .......................................................               --               999
                                                                                      -------------------------------
   Net increase (decrease) in net assets .........................................       (8,926,136)       68,067,310
Net assets:
 Beginning of period .............................................................      387,999,943       319,932,633
                                                                                      -------------------------------
 End of period ...................................................................    $ 379,073,807     $ 387,999,943
                                                                                      ===============================
Undistributed net investment income included in net assets:
 End of period ...................................................................    $   2,634,346     $     428,906
                                                                                      ===============================

18 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Short-term securities are valued at amortized cost which approximates current value. All security valuation procedures are approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2004, the repurchase agreement held by the Fund had been entered into on that date.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

                                                          Semiannual Report | 19

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.


20 |  Semiannual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                         SIX MONTHS ENDED                        YEAR ENDED
                                           JUNE 30, 2004                      DECEMBER 31, 2003
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                     -------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................       1,166,111     $ 16,720,255        2,834,825     $ 32,118,867
 Shares issued in reinvestment
  of distributions ...........          32,784          484,217          223,086        2,623,297
 Shares redeemed .............      (2,900,997)     (41,407,188)      (6,160,239)     (69,412,704)
                                    -------------------------------------------------------------
 Net increase (decrease) .....      (1,702,102)    $(24,202,716)      (3,102,328)    $(34,670,540)
                                    =============================================================

                                                          Semiannual Report | 21

Templeton Global Opportunities Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)



                                         SIX MONTHS ENDED                    YEAR ENDED
                                           JUNE 30, 2004                 DECEMBER 31, 2003
                                      SHARES          AMOUNT          SHARES           AMOUNT
                                     ---------------------------------------------------------
CLASS B SHARES:
 Shares sold .................         42,455     $   606,531          15,804     $   182,516
 Shares issued in reinvestment
  of distributions ...........            143           2,094             294           2,897
 Shares redeemed .............         (4,025)        (57,361)        (16,460)       (183,691)
                                     --------------------------------------------------------
 Net increase (decrease) .....         38,573     $   551,264            (362)    $     1,722
                                     ========================================================
CLASS C SHARES:
 Shares sold .................         87,515     $ 1,231,652         198,346     $ 2,221,424
 Shares issued in reinvestment
  of distributions ...........          1,703          24,861           4,272          39,808
 Shares redeemed .............       (106,007)     (1,492,898)       (354,298)     (3,827,359)
                                     --------------------------------------------------------
 Net increase (decrease) .....        (16,789)    $  (236,385)       (151,680)    $(1,566,127)
                                     ========================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

  ENTITY                                                                  AFFILIATION
----------------------------------------------------------------------------------------------
  Templeton Investment Counsel, LLC (TIC)                                 Investment manager
  Franklin Templeton Services, LLC (FT Services)                          Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

The Fund pays an investment management fee to TIC based on the Fund's average daily net assets as follows:


  ANNUALIZED FEE RATE   NET ASSETS
  ---------------------------------
        0.750%          First $1 billion
        0.730%          Over $1 billion, up to and including $5 billion
        0.710%          Over $5 billion, up to and including $10 billion
        0.690%          Over $10 billion, up to and including $15 billion
        0.670%          Over $15 billion, up to and including $20 billion
        0.650%          Over $20 billion

Prior to May 1, 2004, the Fund paid an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

  ANNUALIZED FEE RATE   NET ASSETS
  ---------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

22 |  Semiannual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors up to 0.25% , 1.00% and 1.00% per year of the average daily net asset of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 2004, Distributors advised the Fund unreimbursed costs were $3,287,258.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period ended June 30, 2004:

Commissions paid .............................................   $18,348
Sales charges received .......................................   $11,829
Contingent deferred sales charges retained ...................   $   619


The Fund paid transfer agent fees of $335,800, of which $218,622 was paid to Investor Services.


4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.


5. INCOME TAXES

At June 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ......................................  $331,942,982
                                                            ------------
Unrealized appreciation ..................................  $ 81,802,242
Unrealized depreciation ..................................   (34,097,307)
                                                            ------------
Net unrealized appreciation (depreciation) ...............  $ 47,704,935
                                                            ============



Net investment income differs for financial statements and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statements and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At December 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2009 ..................................................  $ 7,090,934
  2010 ..................................................    1,584,306
  2011 ..................................................    4,491,662
                                                           -----------
                                                           $13,166,902
                                                           ===========


                                                          Semiannual Report | 23

Templeton Global Opportunities Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2004 aggregated $24,045,195 and $48,935,082, respectively.


7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement had been reached by an affiliate of the Fund's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which an affiliate of the Fund's investment manager neither admits nor denies any wrongdoing, an affiliate of the Fund's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires an affiliate of the Fund's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing


24 |  Semiannual Report

Templeton Global Opportunities Trust

7. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED) documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against an affiliate of the Fund's investment manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

                                                          Semiannual Report | 25

Templeton Global Opportunities Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


26 |  Semiannual Report

                                        This page intentionally left blank.

                                        This page intentionally left blank.

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7

Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
8. Portfolio of insured municipal securities.
9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts. 02/04Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 S2004 08/04





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   --------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2004


By /s/GALEN G. VETTER
  ------------------------------
   Galen G. Vetter
   Chief Financial Officer
Date: August 31, 2004